Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Employee	Consultant	Common Stock	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Employee	Additional Paid-in Capital Consultant	Accumulated Deficit	Common Stock Repurchase Program	Common Stock Repurchase Program Treasury Stock	RSUs	RSUs Treasury Stock	Restricted Stock	Restricted Stock Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 45,823			$ 14	$ (243)	$ 111,909			$ (65,857)
Beginning Balance (in shares) at Dec. 31, 2009				14,472,363	123,894
Issuance of common stock upon exercise of stock options (in shares)	151,250			151,250
Issuance of common stock upon exercise of stock options	273			1		272
Purchase of treasury stock under stock repurchase program (in shares)					16,627						16,627		33,654		169,800
Purchase of treasury stock under stock repurchase program					(39)					(39)	(39)	(69)	(69)	(336)	(336)
Amortization of employee stock option costs		82	132				82	132
Issuance of common stock in connection with vesting of restricted stock units				155,561
Purchase and cancellation of shares in connection with tender offer (in shares)				(1,119,978)
Purchase and cancellation of shares in connection with tender offer	(2,688)			(1)		(2,687)
Stock issued to consultants for services (in shares)	26,309			26,309	0
Stock issued to consultants for services	45			0	0	45			0
Issuance of common stock under employee stock purchase plan (in shares)				31,289
Issuance of common stock under employee stock purchase plan				45		45
Stock-based compensation - restricted stock vested	1,468					1,468
Repurchase of stock-based compensation award	(339)					(339)
Amortization of restricted stock unit costs		575	7				575	7
Stock based compensation - employee stock purchase plan	16					16
Net income	(15,274)								(15,274)
Ending Balance at Dec. 31, 2010	29,721			14	(687)	111,525			(81,131)
Ending Balance (in shares) at Dec. 31, 2010				13,716,794	343,975
Issuance of common stock upon exercise of stock options (in shares)	325,003			325,003
Issuance of common stock upon exercise of stock options	584			0		584
Purchase of treasury stock under stock repurchase program (in shares)					8,674						8,674
Purchase of treasury stock under stock repurchase program	(21)										(21)
Amortization of employee stock option costs	13					13
Recovery of stockholder short swing profit	2
Issuance of common stock in connection with vesting of restricted stock units				5,557
Purchase and cancellation of shares in connection with tender offer (in shares)				(7,500,000)
Purchase and cancellation of shares in connection with tender offer	(19,650)			(7)		(19,643)
Issuance of common stock under employee stock purchase plan				352
Net income	(346)								(346)
Ending Balance at Dec. 31, 2011	10,301			7	(708)	92,479			(81,477)
Ending Balance (in shares) at Dec. 31, 2011				6,547,354	352,649
Issuance of common stock upon exercise of stock options (in shares)	4,998			4,998
Issuance of common stock upon exercise of stock options	8			0			8
Purchase of treasury stock under stock repurchase program (in shares)				0	1,943
Purchase of treasury stock under stock repurchase program	(5)			0	(5)
Amortization of employee stock option costs	323			0		323
Recovery of stockholder short swing profit	15			0		15
Issuance of common stock under employee stock purchase plan				8
Net income	6,320			0					6,320
Ending Balance at Dec. 31, 2012	$ 16,962			$ 7	$ (713)	$ 92,825			$ (75,157)
Ending Balance (in shares) at Dec. 31, 2012				6,552,352	354,592